Average Annual Total Returns - Payden Strategic Income Fund - Prospectus-Investor Class	Feb. 28, 2021
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%
5 Years	4.43%
Since Inception	3.82%
Inception Date	May 08, 2014
Investor Class
Average Annual Return:
1 Year	6.19%
5 Years	4.33%
Since Inception	3.16%
Inception Date	May 08, 2014
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	4.90%
5 Years	3.05%
Since Inception	1.97%
Inception Date	May 08, 2014
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.63%
5 Years	2.75%
Since Inception	1.89%
Inception Date	May 08, 2014